Related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related parties
28	Related parties

The Group’s transactions with related parties as detailed below are mainly comprised of compensation to directors and key-management personnel, transactions with associates and transactions with entities which are controlled by or under joint control of those which retain significant influence over the Company during all or part of the reported periods.

In December 2024, Kenon Holding Ltd., which held approximately 21% of the Company’s shares as at January 1, 2024, announced that it had disposed all of its shareholding in the Company. Further to such disposal, Kenon Holding Ltd. and its related entities ceased to be related parties of the Group.

(a)	Associates:

(i)	Transactions:
		2024	2023	2022
	Note	US $ in millions

Other operating income	19	0.1	0.2	0.4

Operating expenses and cost of services	18	4.0	3.4	11.0

Finance income	24(a)	0.3	0.2	0.1

(ii)	Balances:

		2024	2023
	Note	US $ in millions

Trade and other receivables	9	17.4	13.3

Trade and other payables	15	0.4	0.4

(b)	Key management personnel (*):

	2024	2023	2022
	US $ in millions

Short-term employee benefits	5.6	3.7	5.6

Share-based compensation	2.1	4.0	5.7

Long-term employee benefits	0.5	0.4	0.5

(*) See also Notes 12(c), 14(i) and 14(j).

(c)	Other related parties (excluding those detailed in (a)-(b) above)

(i)	Transactions:

		2024	2023	2022
	Note	US $ in millions

Income from voyages and related services	17	13.2	5.1	19.5
Operating expenses and cost of services	18			1.4
Finance expenses	24(b)	19.0	4.3	4.4

(ii)	Transactions with directors:

	2024	2023	2022
	US $ in millions

Directors’ fees	1.0	1.0	1.1
Share-based compensation	0.4	1.0	1.7

(iii)	Balances:

		2024	2023
	Note	US $ in millions

Trade and other receivables	9	1.4	0.9
Trade and other payables	15	0.3	0.2
Lease liabilities (*)	8	261.2	57.1

(*) Includes lease liabilities in respect of chartering vessels for which the Group paid (principal and interest) US$ 128 million and US$ 38 million during the year ended December 31, 2024 and 2023 respectively.

(d)	Transactions with related parties were carried out in common market terms in the ordinary course of business.